Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to Suppliers	12 Months Ended
Oct. 31, 2023 USD ($)
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Suppliers amount involved	$ 3,124,414
Shanghai Aichi Yiwei Automobile Sales Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 172,644
Hangzhou Shicheng Automobile Trading Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 303,413
Hengyang Jiuziming Chehui Automobile Sales and Service Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 36,907
Jiangsu Yakai Automobile Sales and Service Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Out-of-court settled
Suppliers amount involved	$ 368,989
Shengzhou Baiyuanhui New Energy Automobile Technology Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 1,825,816
Nanning Huangyang Automobile Sales Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 100,949
Nanning Huangyang Automobile Sales Co., Ltd. One [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 75,392
Nanning Huangyang Automobile Sales Co., Ltd. Two [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 48,592
Nanning Huangyang Automobile Sales Co., Ltd. Three [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 17,338
Guangxi Runyin Auto Sales Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 147,041
Gui’an New District Xinte Electric Vehicle Industry Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 27,333